Loss Per Share - Additional Information (Detail) - shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Common stock, issued	4,159,125,592	3,701,145,330	3,701,145,330
Common stock, outstanding	4,159,125,592	3,701,145,330	3,701,145,330
Q-CELLS SE
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Common stock, issued	3,302,051	3,302,051
Common stock, outstanding	3,302,051	3,302,051